Note 8 - Contingent Shares Receivable	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of other provisions, contingent liabilities and contingent assets [text block]
8.	Contingent Shares Receivable
(a)           Gold Mountain Mining Corporation

The Company formerly held contingent shares receivable in Gold Mountain. During the year ended
December 31, 2015,
a gain on fair value adjustment of
$Nil
was recorded. This asset was transferred to Almadex as detailed in the Plan of Arrangement on
July 31, 2015 (
Note
2
).

(b)           Goldgroup Mining Inc.

The Company formerly held contingent shares receivable in Goldgroup Mining Inc. During the year ended
December 31, 2015,
a loss on fair value adjustment of
$22,500
was recorded. This asset was transferred to Almadex as detailed in the Plan of Arrangement on
July 31, 2015 (
Note
2
).